Interim consolidated statement of changes in equity - unaudited - GBP (£) £ in Thousands	Share capital	Share premium	Treasury shares	Merger reserve	Hedging reserve	Retained earnings	Total
Balance at beginning of the period at Jun. 30, 2023	£ 53	£ 68,822	£ (21,305)	£ 249,030	£ 4,002	£ (196,652)	£ 103,950
Loss for the period						(5,383)	(5,383)
Cash flow hedges					(5,369)		(5,369)
Tax credit relating to movements on hedges					1,342		1,342
Total comprehensive (loss)/income for the period					(4,027)	(5,383)	(9,410)
Equity-settled share-based payments						1,477	1,477
Balance at end of the period at Dec. 31, 2023	53	68,822	(21,305)	249,030	(25)	(200,558)	96,017
Loss for the period						(107,776)	(107,776)
Cash flow hedges					(1,300)		(1,300)
Tax credit relating to movements on hedges					325		325
Total comprehensive (loss)/income for the period					(975)	(107,776)	(108,751)
Proceeds from issue of shares	2	158,539					158,541
Equity-settled share-based payments						(602)	(602)
Deferred tax expense relating to share-based payments						(315)	(315)
Balance at end of the period at Jun. 30, 2024	55	227,361	(21,305)	249,030	(1,000)	(309,251)	144,890
Loss for the period						(26,416)	(26,416)
Cash flow hedges					(3,403)		(3,403)
Tax credit relating to movements on hedges					861		861
Total comprehensive (loss)/income for the period					(2,542)	(26,416)	(28,958)
Proceeds from issue of shares	1	79,984					79,985
Equity-settled share-based payments						797	797
Balance at end of the period at Dec. 31, 2024	£ 56	£ 307,345	£ (21,305)	£ 249,030	£ (3,542)	£ (334,870)	£ 196,714